Expense Example - Class K - BlackRock Strategic Global Bond Fund, Inc. - Class K Shares	Apr. 29, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	360
Expense Example, with Redemption, 10 Years	$ 856